Share Capital (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($) shares month $ / shares	Dec. 31, 2021 CAD ($) shares month $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	634,727	1,165,147
Weighted average share price at grant date (CAD$) | $ / shares	$ 9.53	$ 9.38
Risk-free rate	1.48%	0.78%
Expected dividend yield	1.20%	1.30%
Expected stock price volatility (based on historical volatility)	53.00%	57.00%
Expected life of option (months)	54	54
Weighted average per share fair value of stock options granted (CAD$) | $	$ 3.80	$ 3.82
Expected dividend yield	1.20%	1.30%
Risk-free rate	1.48%	0.78%
Expected life of option (months)	54	54